Note 23 - Interest-bearing Loans and Borrowing (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of total liabilities [text block]
	2020	2019

Secured bank loans (i)	238.4	284.5
Unsecured bank loans (i)	1.1	212.6
Debentures and unsecured bond issues	-	106.6
Other unsecured loans	98.9	94.1
Lease liabilities	1,715.1	1,711.9
Non-current liabilities	2,053.5	2,409.7

Secured bank loans (i)	1,940.8	176.7
Unsecured bank loans (i)	246.7	0.1
Debentures and unsecured bond issues	108.6	-
Other unsecured loans	36.7	40.3
Lease liabilities	406.0	436.0
Current liabilities	2,738.8	653.1

Disclosure of detailed information about borrowings [text block]
		2020			2019
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars fixed rate	4.19%	4.9	-	4.73%	10.9	8.1
Debt denominated in US Dollars floating rate	-	-	-	4.10%	95.1	0.2
Debt denominated in CAD Dollars floating rate	-	-	-	2.71%	0.5	-
Reais denominated floating rate (CDI and DI)	3.90%	851.3	1.1	-	-	-
Other Latin American currencies fixed rate	8.11%	436.3	153.7	9.95%	34.3	313.6
Debt denominated in CAD Dollars fixed rate	3.50%	64.9	277.7	3.50%	38.0	205.7
Reais denominated floating rate (TJLP and TR)	9.33%	11.6	149.6	9.33%	10.0	161.8
Reais debt - ICMS fixed rate	4.54%	36.7	99.0	6.05%	40.4	86.0
Reais debt - fixed rate	5.42%	1,333.1	1,372.4	7.80%	423.9	1,634.3
Total		2,738.8	2,053.5		653.1	2,409.7

Reconciliation of liabilities arising from financing activities [text block]
	Current liabilities	Non-current liabilities
December 31, 2019	653.1	2,409.7
Proceeds	643.3	3,124.5
Payments	(2,025.4)	(17.5)
Foreign exchange	66.8	129.5
Transfers between current and non-current	3,713.0	(3,713.0)
New lease agreements	-	506.6
Interest on leases	186.5	-
Payment of lease liabilities	(498.5)	-
Other movements	-	(386.3)
December 31, 2020	2,738.8	2,053.5